Income Tax - Reconciliation of Statutory Tax Rate and Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before tax	$ 1,106	$ 11,332	$ 18,668
Tax at statutory rate of 20% (2018: 20%; 2017: 20%)	221	2,266	3,734
Foreign income taxed at different rate	499	697	1,151
Expenses not deductible for tax purpose	221	(33)	600
Utilization of previously unrecognized tax losses		(128)	(1,066)
Tax benefit arising from previously unrecognized tax losses		(298)	(137)
Net deferred tax asset not recognized	949	679	78
Written-off deferred tax	218	(4)	10
Tax exempt on income	(144)	(135)	(245)
Uncertain tax position	(454)	11	(270)
Return to provision adjustment	(16)	1	348
Deferred tax liability arising from undistributed earnings	215	578	602
Withholding tax on dividends	355	270	349
Others	(7)	(18)	(14)
Income tax expense reported in the income statement	$ 2,057	$ 3,886	$ 5,140